Summary of significant accounting policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Description	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 11% or 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The applicable VAT rate of 17% and 11% decreased to 16% and 10% starting from May 2018, and further decreased to 13% and 9% from April 1, 2019.
Loan payable to third parties	$ 7,002,385	$ 306,600
Restricted cash	422,832	220,109
Restricted cash remaining frozen bank balance	$ 422,832
Warranty period	12 months
Income tax examination, expire	3 years
Unsecured loan
Summary Of Significant Accounting Policies [Line Items]
Loan payable to third parties	$ 7,002,385	$ 306,600
Loan, interest rate per annum	6.00%
Loan, maturity term	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	100.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	0.00%
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,557,635	6,557,635
Warrant [Member] | Split-adjusted
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	655,764	655,764
Suzhou E-Motor [Member]
Summary Of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%